EMPLOYEE BENEFITS - Schedule of employment expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFITS [Abstract]
Salaries and wages	$ 1,504,554	$ 1,337,982	$ 1,268,343
Short-term employee benefits	229,457	243,210	181,565
Other personnel expenses	207,110	157,282	133,429
Total	$ 1,941,121	$ 1,738,474	$ 1,583,337